Share Options and Warrants Reserve - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares
Disclosure Of Share Options And Warrants Reserve [Abstract]
Number of share options and warrants outstanding	7,021,514	2,854,744
Number of share options and warrants granted	547,320
Number of share options exercised	(909,744)
Number of share options forfeited	(19,330)	(10,000)
Number of share options and warrants outstanding	6,639,760	2,844,744
Beginning balance | $	$ 2,442	$ 296
Share options and warrants expense | $	724	170
Share options exercised | $	(99)
Ending balance | $	$ 3,067	$ 466